PORTFOLIO OF INVESTMENTS
Voya Russell™ Mid Cap Index Portfolio	as of September 30, 2019 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Communication Services: 4.1%
55,621	(1)	Altice USA, Inc.	$1,595,210	0.1
7,496	(1),(2)	AMC Networks, Inc.	368,503	0.0
774		Cable One, Inc.	971,138	0.1
58,711		CBS Corp. - Class B	2,370,163	0.2
193,288		CenturyLink, Inc.	2,412,234	0.2
18,955	(2)	Cinemark Holdings, Inc.	732,421	0.1
27,671	(1),(2)	Discovery Communications, Inc. - Class A	736,879	0.1
61,956	(1)	Discovery Communications, Inc. - Class C	1,525,357	0.1
41,574	(1)	Dish Network Corp. - Class A	1,416,426	0.1
62,273		Fox Corp. - Class A	1,963,779	0.1
28,922		Fox Corp. - Class B	912,200	0.1
17,411	(1)	GCI Liberty, Inc.	1,080,701	0.1
13,190	(1)	IAC/InterActiveCorp	2,875,024	0.2
68,404		Interpublic Group of Cos., Inc.	1,474,790	0.1
7,834	(2)	John Wiley & Sons, Inc.	344,226	0.0
4,408	(1),(2)	Liberty Media Corp. - Media A	174,513	0.0
35,034	(1)	Liberty Media Corp. - Media C	1,457,064	0.1
14,972	(1)	Liberty Media Corp. - SiriusXM A	622,386	0.0
4,357	(1),(2)	Liberty Broadband Corp. - Series A	455,394	0.0
18,718	(1)	Liberty Broadband Corp. - Series C	1,959,213	0.1
27,371	(1)	Liberty Media Corp. - SiriusXM C	1,148,487	0.1
8,907		Lions Gate Entertainment Corp. - Class A	82,390	0.0
20,118		Lions Gate Entertainment Corp. - Class B	175,831	0.0
22,892	(1)	Live Nation Entertainment, Inc.	1,518,655	0.1
3,290	(1)	Madison Square Garden Co.	866,981	0.1
9,711	(2)	Match Group, Inc.	693,754	0.1
28,723	(2)	New York Times Co.	818,031	0.1
68,204		News Corp - Class A	949,400	0.1
21,501		News Corp - Class B	307,357	0.0
7,935		Nexstar Media Group, Inc.	811,830	0.1
38,266	(2)	Omnicom Group	2,996,228	0.2
10,663		Sinclair Broadcast Group, Inc.	455,737	0.0
242,828	(2)	Sirius XM Holdings, Inc.	1,518,889	0.1
20,943	(1)	Spotify Technology SA	2,387,502	0.2
100,520	(1),(2)	Sprint Corp.	620,208	0.0
19,919	(1)	Take-Two Interactive Software, Inc.	2,496,647	0.2
17,764	(2)	Telephone & Data Systems, Inc.	458,311	0.0
18,698	(1),(2)	TripAdvisor, Inc.	723,239	0.1
133,689	(1)	Twitter, Inc.	5,507,987	0.4
2,697	(1)	United States Cellular Corp.	101,353	0.0
1,777	(2)	Viacom, Inc. - Class A	46,664	0.0
62,809		Viacom, Inc. - Class B	1,509,300	0.1
7,713	(2)	World Wrestling Entertainment, Inc.	548,780	0.0
40,072	(1)	Zayo Group Holdings, Inc.	1,358,441	0.1
9,996	(1)	Zillow Group, Inc. - Class A	295,332	0.0
21,904	(1),(2)	Zillow Group, Inc. - Class C	653,177	0.1
150,391	(1)	Zynga, Inc. - Class A	875,276	0.1
			55,373,408	4.1

		Consumer Discretionary: 11.3%
12,176		Advance Auto Parts, Inc.	2,013,910	0.1
45,697		Aptiv PLC	3,994,832	0.3
43,419		Aramark	1,892,200	0.1
9,545	(1),(2)	Autonation, Inc.	483,931	0.0
4,336	(1)	Autozone, Inc.	4,702,912	0.3
40,661		Best Buy Co., Inc.	2,805,202	0.2
36,604		BorgWarner, Inc.	1,342,635	0.1
10,193	(1)	Bright Horizons Family Solutions, Inc.	1,554,432	0.1
15,091		Brunswick Corp.	786,543	0.1
11,598	(1)	Burlington Stores, Inc.	2,317,512	0.2
100,966	(1)	Caesars Entertainment Corp.	1,177,264	0.1
25,251	(1)	Capri Holdings Ltd.	837,323	0.1
29,465	(1),(2)	Carmax, Inc.	2,592,920	0.2
7,880	(2)	Carter’s, Inc.	718,735	0.1
7,917	(1)	Carvana Co.	522,522	0.0
4,539	(1)	Chipotle Mexican Grill, Inc.	3,814,893	0.3
5,946	(2)	Choice Hotels International, Inc.	528,956	0.0
5,304		Columbia Sportswear Co.	513,905	0.0
21,845		Darden Restaurants, Inc.	2,582,516	0.2
11,580	(2)	Dick’s Sporting Goods, Inc.	472,580	0.0
46,067		Dollar General Corp.	7,321,889	0.5
41,850	(1)	Dollar Tree, Inc.	4,777,596	0.4
7,271		Domino’s Pizza, Inc.	1,778,414	0.1
60,366		D.R. Horton, Inc.	3,181,892	0.2
14,647	(2)	Dunkin Brands Group, Inc.	1,162,386	0.1
21,175	(1)	Etsy, Inc.	1,196,387	0.1
24,563		Expedia Group, Inc.	3,301,513	0.2
33,293		Extended Stay America, Inc.	487,410	0.0
9,707	(1)	Five Below, Inc.	1,224,053	0.1
11,809	(1),(2)	Floor & Decor Holdings, Inc.	604,030	0.0
19,339	(2)	Foot Locker, Inc.	834,671	0.1
15,054	(1)	frontdoor, Inc.	731,173	0.1
38,467	(2)	Gap, Inc.	667,787	0.1
25,744		Garmin Ltd.	2,180,259	0.2
45,397		Gentex Corp.	1,250,006	0.1
24,953		Genuine Parts Co.	2,485,069	0.2
41,230		Goodyear Tire & Rubber Co.	593,918	0.0
744		Graham Holdings Co.	493,607	0.0

PORTFOLIO OF INVESTMENTS
Voya Russell™ Mid Cap Index Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Discretionary: (continued)
8,418	(1)	Grand Canyon Education, Inc.	$826,648	0.1
16,177	(1),(2)	GrubHub, Inc.	909,309	0.1
36,133	(2)	H&R Block, Inc.	853,461	0.1
63,770	(2)	Hanesbrands, Inc.	976,956	0.1
27,649	(2)	Harley-Davidson, Inc.	994,535	0.1
20,590		Hasbro, Inc.	2,443,827	0.2
15,206	(1)	Hilton Grand Vacations, Inc.	486,592	0.0
50,270		Hilton Worldwide Holdings, Inc.	4,680,640	0.3
6,696		Hyatt Hotels Corp.	493,294	0.0
17,407	(2)	International Game Technology PLC	247,353	0.0
28,874	(2)	Kohl’s Corp.	1,433,883	0.1
40,428		L Brands, Inc.	791,985	0.1
10,822		Lear Corp.	1,275,914	0.1
23,241	(2)	Leggett & Platt, Inc.	951,487	0.1
49,865		Lennar Corp. - Class A	2,784,960	0.2
2,784		Lennar Corp. - Class B	123,526	0.0
54,492	(1)	LKQ Corp.	1,713,773	0.1
20,949	(1)	Lululemon Athletica, Inc.	4,033,311	0.3
54,815	(2)	Macy’s, Inc.	851,825	0.1
60,897	(1),(2)	Mattel, Inc.	693,617	0.1
89,566		MGM Resorts International	2,482,770	0.2
10,568	(1)	Mohawk Industries, Inc.	1,311,172	0.1
67,335	(2)	Newell Brands, Inc.	1,260,511	0.1
19,182	(2)	Nordstrom, Inc.	645,858	0.0
38,085	(1)	Norwegian Cruise Line Holdings Ltd.	1,971,660	0.1
574	(1)	NVR, Inc.	2,133,759	0.2
9,334	(1),(2)	Ollie’s Bargain Outlet Holdings, Inc.	547,346	0.0
13,380	(1)	O’Reilly Automotive, Inc.	5,332,064	0.4
6,180	(2)	Penske Auto Group, Inc.	292,190	0.0
15,024	(1)	Planet Fitness, Inc.	869,439	0.1
10,199		Polaris, Inc.	897,614	0.1
6,831		Pool Corp.	1,377,813	0.1
45,238		Pulte Group, Inc.	1,653,449	0.1
13,216		PVH Corp.	1,166,048	0.1
67,918	(1)	Qurate Retail, Inc.	700,574	0.1
9,083		Ralph Lauren Corp.	867,154	0.1
15,141	(1),(2)	Roku, Inc.	1,540,748	0.1
30,443		Royal Caribbean Cruises Ltd.	3,297,890	0.2
31,451		Service Corp. International	1,503,672	0.1
24,184	(1)	ServiceMaster Global Holdings, Inc.	1,351,886	0.1
14,103		Six Flags Entertainment Corp.	716,291	0.1
23,317	(1)	Skechers USA, Inc.	870,890	0.1
50,970		Tapestry, Inc.	1,327,769	0.1
8,138	(1),(2)	Tempur Sealy International, Inc.	628,254	0.0
9,388	(2)	Thor Industries, Inc.	531,736	0.0
21,426	(2)	Tiffany & Co.	1,984,690	0.1
23,540		Toll Brothers, Inc.	966,317	0.1
21,145		Tractor Supply Co.	1,912,354	0.1
10,011	(1)	Ulta Beauty, Inc.	2,509,257	0.2
33,308	(1)	Under Armour, Inc. - Class A	664,162	0.1
34,361	(1),(2)	Under Armour, Inc. - Class C	622,965	0.0
12,181	(1),(2)	Urban Outfitters, Inc.	342,164	0.0
7,128		Vail Resorts, Inc.	1,622,048	0.1
11,038	(1)	Wayfair, Inc.	1,237,581	0.1
32,918		Wendy’s Company	657,702	0.0
10,990		Whirlpool Corp.	1,740,376	0.1
13,868	(2)	Williams-Sonoma, Inc.	942,747	0.1
16,145		Wyndham Destinations, Inc.	742,993	0.1
16,981		Wyndham Hotels & Resorts, Inc.	878,597	0.1
17,357		Wynn Resorts Ltd.	1,887,053	0.1
64,270		Yum China Holdings, Inc.	2,919,786	0.2
			154,404,028	11.3

		Consumer Staples: 4.1%
98,879		Archer-Daniels-Midland Co.	4,060,961	0.3
2,260	(1),(2)	Beyond Meat, Inc.	335,881	0.0
8,003		Brown-Forman Corp. - Class A	478,179	0.0
30,506	(2)	Brown-Forman Corp. - Class B	1,915,167	0.2
24,420		Bunge Ltd.	1,382,660	0.1
29,683	(2)	Campbell Soup Co.	1,392,726	0.1
6,488	(2)	Casey’s General Stores, Inc.	1,045,606	0.1
43,678		Church & Dwight Co., Inc.	3,286,333	0.3
22,351		Clorox Co.	3,394,446	0.3
85,614		Conagra Brands, Inc.	2,626,638	0.2
51,205	(2)	Coty, Inc - Class A	538,165	0.0
11,289	(2)	Energizer Holdings, Inc.	491,975	0.0
34,550		Flowers Foods, Inc.	799,141	0.1
3,364	(1)	Grocery Outlet Holding Corp.	116,664	0.0
16,141	(1),(2)	Hain Celestial Group, Inc.	346,628	0.0
18,134	(1)	Herbalife Nutrition Ltd.	686,553	0.1
25,635		Hershey Co.	3,973,169	0.3
49,313	(2)	Hormel Foods Corp.	2,156,457	0.2
11,845		Ingredion, Inc.	968,210	0.1
19,490		JM Smucker Co.	2,144,290	0.2
43,698		Kellogg Co.	2,811,966	0.2
141,082		Kroger Co.	3,637,094	0.3
25,937		Lamb Weston Holdings, Inc.	1,886,139	0.1
21,784		McCormick & Co., Inc.	3,404,839	0.3
30,885		Molson Coors Brewing Co.	1,775,887	0.1
9,735		Nu Skin Enterprises, Inc.	414,030	0.0
9,442	(1)	Pilgrim’s Pride Corp.	302,569	0.0
11,516	(1)	Post Holdings, Inc.	1,218,853	0.1
46		Seaboard Corp.	201,250	0.0
7,426	(2)	Spectrum Brands Holdings, Inc.	391,504	0.0
20,845	(1)	Sprouts Farmers Market, Inc.	403,142	0.0
9,844	(1),(2)	TreeHouse Foods, Inc.	545,850	0.0
51,085		Tyson Foods, Inc.	4,400,462	0.3
38,710	(1)	US Foods Holding Corp.	1,590,981	0.1
			55,124,415	4.1

PORTFOLIO OF INVESTMENTS
Voya Russell™ Mid Cap Index Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: 3.8%
39,996	(2)	Antero Midstream Corp.	$295,970	0.0
46,825	(1)	Antero Resources Corp.	141,412	0.0
66,690	(2)	Apache Corp.	1,707,264	0.1
13,698	(1)	Apergy Corp.	370,531	0.0
112,022		Baker Hughes a GE Co.	2,598,910	0.2
73,106		Cabot Oil & Gas Corp.	1,284,472	0.1
32,417	(1)	Centennial Resource Development, Inc./DE	146,363	0.0
41,325	(1)	Cheniere Energy, Inc.	2,605,955	0.2
231,200	(1),(2)	Chesapeake Energy Corp.	325,992	0.0
17,740		Cimarex Energy Co.	850,456	0.1
35,296		Concho Resources, Inc./Midland TX	2,396,598	0.2
15,412	(1),(2)	Continental Resources, Inc.	474,535	0.0
71,518		Devon Energy Corp.	1,720,723	0.1
29,165		Diamondback Energy, Inc.	2,622,225	0.2
45,098		EQT Corp.	479,843	0.0
36,156		Equitrans Midstream Corp.	526,070	0.0
154,562		Halliburton Co.	2,913,494	0.2
18,912		Helmerich & Payne, Inc.	757,804	0.1
47,697		Hess Corp.	2,884,715	0.2
27,021		HollyFrontier Corp.	1,449,406	0.1
64,171	(2)	Kosmos Energy Ltd.	400,427	0.0
142,358		Marathon Oil Corp.	1,746,733	0.1
27,341	(2)	Murphy Oil Corp.	604,510	0.1
68,448		National Oilwell Varco, Inc.	1,451,098	0.1
84,088		Noble Energy, Inc.	1,888,616	0.2
73,006		Oneok, Inc.	5,379,812	0.4
47,701		Parsley Energy, Inc.	801,377	0.1
35,318		Patterson-UTI Energy, Inc.	301,969	0.0
21,155		PBF Energy, Inc.	575,204	0.1
29,728		Pioneer Natural Resources Co.	3,738,891	0.3
36,792	(2)	Range Resources Corp.	140,545	0.0
40,596		Targa Resources Corp.	1,630,741	0.1
102,652	(1),(2)	Transocean Ltd.	458,854	0.0
215,471		Williams Cos., Inc.	5,184,232	0.4
74,376	(1)	WPX Energy, Inc.	787,642	0.1
			51,643,389	3.8

		Financials: 13.1%
8,930		Affiliated Managers Group, Inc.	744,315	0.1
97,182		AGNC Investment Corp.	1,563,658	0.1
2,481	(1)	Alleghany Corp.	1,979,243	0.1
69,354		Ally Financial, Inc.	2,299,779	0.2
13,058		American Financial Group, Inc.	1,408,305	0.1
1,311		American National Insurance Co.	162,210	0.0
23,209		Ameriprise Financial, Inc.	3,414,044	0.3
258,238		Annaly Capital Management, Inc.	2,272,494	0.2
68,005	(1)	Arch Capital Group Ltd.	2,854,850	0.2
32,629		Arthur J. Gallagher & Co.	2,922,580	0.2
28,710		Associated Banc-Corp.	581,377	0.0
10,886		Assurant, Inc.	1,369,676	0.1
17,103		Assured Guaranty Ltd.	760,399	0.1
25,985	(1)	Athene Holding Ltd.	1,092,929	0.1
52,189	(2)	AXA Equitable Holdings, Inc.	1,156,508	0.1
14,634		Axis Capital Holdings Ltd.	976,380	0.1
7,162	(2)	Bank of Hawaii Corp.	615,431	0.0
21,541		Bank OZK	587,423	0.0
16,634		BankUnited, Inc.	559,235	0.0
50,790		BGC Partners, Inc.	279,345	0.0
5,734		BOK Financial Corp.	453,846	0.0
19,778	(1)	Brighthouse Financial, Inc.	800,416	0.1
41,810		Brown & Brown, Inc.	1,507,669	0.1
19,654		Cboe Global Markets, Inc.	2,258,441	0.2
33,035	(2)	Chimera Investment Corp.	646,165	0.0
27,010		Cincinnati Financial Corp.	3,151,257	0.2
16,777		CIT Group, Inc.	760,166	0.1
79,301		Citizens Financial Group, Inc.	2,804,876	0.2
4,998		CNA Financial Corp.	246,151	0.0
26,394		Comerica, Inc.	1,741,740	0.1
17,658	(2)	Commerce Bancshares, Inc.	1,070,958	0.1
1,856	(1)	Credit Acceptance Corp.	856,191	0.1
10,015	(2)	Cullen/Frost Bankers, Inc.	886,828	0.1
56,407		Discover Financial Services	4,574,044	0.3
42,596		E*Trade Financial Corp.	1,861,019	0.1
25,741		East West Bancorp, Inc.	1,140,069	0.1
19,811	(2)	Eaton Vance Corp.	890,108	0.1
4,366	(2)	Erie Indemnity Co.	810,548	0.1
7,007		Evercore, Inc.	561,261	0.0
7,131		Everest Re Group Ltd.	1,897,488	0.1
6,651	(2)	Factset Research Systems, Inc.	1,615,993	0.1
46,871		Fidelity National Financial, Inc.	2,081,541	0.2
130,195		Fifth Third Bancorp	3,564,739	0.3
19,354		First American Financial Corp.	1,142,080	0.1
1,288		First Citizens BancShares, Inc.	607,356	0.0
23,674		First Hawaiian, Inc.	632,096	0.0
55,318		First Horizon National Corp.	896,152	0.1
29,500		First Republic Bank	2,852,650	0.2
57,443		FNB Corp.	662,318	0.1
49,952	(2)	Franklin Resources, Inc.	1,441,615	0.1
19,220		Globe Life, Inc.	1,840,507	0.1
6,997		Hanover Insurance Group, Inc.	948,373	0.1
63,946		Hartford Financial Services Group, Inc.	3,875,767	0.3
184,848		Huntington Bancshares, Inc.	2,637,781	0.2
13,216	(2)	Interactive Brokers Group, Inc.	710,756	0.1
69,988	(2)	Invesco Ltd.	1,185,597	0.1
28,523	(2)	Janus Henderson Group PLC	640,627	0.0

PORTFOLIO OF INVESTMENTS
Voya Russell™ Mid Cap Index Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
46,973		Jefferies Financial Group, Inc.	$864,303	0.1
11,157		Kemper Corp.	869,688	0.1
178,108		Keycorp	3,177,447	0.2
18,383	(2)	Lazard Ltd.	643,405	0.0
14,999		Legg Mason, Inc.	572,812	0.0
1,367	(1)	LendingTree, Inc.	424,358	0.0
35,410		Lincoln National Corp.	2,135,931	0.2
46,581		Loews Corp.	2,397,990	0.2
14,538		LPL Financial Holdings, Inc.	1,190,662	0.1
23,665		M&T Bank Corp.	3,738,360	0.3
2,406	(1)	Markel Corp.	2,843,651	0.2
6,533		MarketAxess Holdings, Inc.	2,139,557	0.2
4,847		Mercury General Corp.	270,850	0.0
79,588		MFA Financial, Inc.	585,768	0.0
62,829		MGIC Investment Corp.	790,389	0.1
3,482		Morningstar, Inc.	508,859	0.0
14,603		MSCI, Inc. - Class A	3,179,803	0.2
20,560		Nasdaq, Inc.	2,042,636	0.2
35,947		Navient Corp.	460,122	0.0
73,578		New Residential Investment Corp.	1,153,703	0.1
80,394		New York Community Bancorp., Inc.	1,008,945	0.1
35,068		Northern Trust Corp.	3,272,546	0.2
50,001		Old Republic International Corp.	1,178,524	0.1
11,561		OneMain Holdings, Inc.	424,057	0.0
20,896		PacWest Bancorp	759,361	0.1
70,338		People’s United Financial, Inc.	1,099,735	0.1
13,289	(2)	Pinnacle Financial Partners, Inc.	754,151	0.1
16,894		Popular, Inc.	913,627	0.1
7,390		Primerica, Inc.	940,230	0.1
49,026		Principal Financial Group, Inc.	2,801,346	0.2
11,690	(2)	Prosperity Bancshares, Inc.	825,665	0.1
22,057		Raymond James Financial, Inc.	1,818,820	0.1
177,082		Regions Financial Corp.	2,801,437	0.2
11,092		Reinsurance Group of America, Inc.	1,773,389	0.1
7,734		RenaissanceRe Holdings Ltd.	1,496,142	0.1
18,504		Santander Consumer USA Holdings, Inc.	472,037	0.0
22,904		SEI Investments Co.	1,357,177	0.1
9,572		Signature Bank	1,141,174	0.1
75,584		SLM Corp.	667,029	0.1
48,307		Starwood Property Trust, Inc.	1,169,996	0.1
66,137		State Street Corp.	3,914,649	0.3
35,905		Sterling Bancorp	720,254	0.1
78,740		SunTrust Banks, Inc.	5,417,312	0.4
9,216	(1)	SVB Financial Group	1,925,683	0.1
117,675		Synchrony Financial	4,011,541	0.3
26,148		Synovus Financial Corp.	935,052	0.1
40,943		T. Rowe Price Group, Inc.	4,677,738	0.3
27,110		TCF Financial Corp.	1,032,078	0.1
8,897	(1)	Texas Capital Bancshares, Inc.	486,221	0.0
8,627		TFS Financial Corp.	155,459	0.0
48,129		Two Harbors Investment Corp.	631,934	0.0
39,064		Umpqua Holdings Corp.	642,993	0.0
36,985		Unum Group	1,099,194	0.1
9,022	(2)	Virtu Financial, Inc.	147,600	0.0
24,835	(3)	Voya Financial, Inc.	1,352,017	0.1
16,207		Webster Financial Corp.	759,622	0.1
17,154		Western Alliance Bancorp.	790,456	0.1
548		White Mountains Insurance Group Ltd.	591,840	0.0
22,898		Willis Towers Watson PLC	4,418,627	0.3
9,963		Wintrust Financial Corp.	643,909	0.0
25,511		WR Berkley Corp.	1,842,660	0.1
30,950		Zions Bancorp NA	1,377,894	0.1
			178,095,785	13.1

		Health Care: 9.7%
7,870	(1)	Abiomed, Inc.	1,399,994	0.1
15,407	(1),(2)	Acadia Healthcare Co., Inc.	478,850	0.0
2,916	(1)	Adaptive Biotechnologies Corp.	90,104	0.0
55,050		Agilent Technologies, Inc.	4,218,481	0.3
9,148	(1),(2)	Agios Pharmaceuticals, Inc.	296,395	0.0
14,051	(1)	Align Technology, Inc.	2,542,107	0.2
27,656	(1)	Alkermes PLC	539,569	0.0
18,797	(1)	Alnylam Pharmaceuticals, Inc.	1,511,655	0.1
26,938		AmerisourceBergen Corp.	2,217,805	0.2
41,468	(1)	Avantor, Inc.	609,580	0.0
31,721	(1)	BioMarin Pharmaceutical, Inc.	2,137,995	0.2
3,767	(1)	Bio-Rad Laboratories, Inc.	1,253,432	0.1
6,651		Bio-Techne Corp.	1,301,401	0.1
9,769	(1),(2)	Bluebird Bio, Inc.	896,990	0.1
18,115		Bruker Corp.	795,792	0.1
6,562	(2)	Cantel Medical Corp.	490,838	0.0
52,926		Cardinal Health, Inc.	2,497,578	0.2
25,723	(1)	Catalent, Inc.	1,225,958	0.1
72,617	(1)	Centene Corp.	3,141,411	0.2
56,226		Cerner Corp.	3,832,926	0.3
8,594	(1)	Change Healthcare, Inc.	103,815	0.0
8,545	(1)	Charles River Laboratories International, Inc.	1,131,102	0.1
2,759		Chemed Corp.	1,152,076	0.1
8,637		Cooper Cos., Inc.	2,565,189	0.2
17,188	(1),(2)	Covetrus, Inc.	204,365	0.0
21,730	(1)	DaVita, Inc.	1,240,131	0.1
39,570		Dentsply Sirona, Inc.	2,109,477	0.2
16,070	(1)	DexCom, Inc.	2,398,287	0.2
66,340	(1)	Elanco Animal Health, Inc.	1,763,981	0.1
17,368		Encompass Health Corp.	1,099,047	0.1
22,677	(1)	Exact Sciences Corp.	2,049,320	0.2

PORTFOLIO OF INVESTMENTS
Voya Russell™ Mid Cap Index Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
52,957	(1)	Exelixis, Inc.	$936,545	0.1
6,487	(1)	Guardant Health, Inc.	414,065	0.0
26,382	(1),(2)	Henry Schein, Inc.	1,675,257	0.1
11,856		Hill-Rom Holdings, Inc.	1,247,607	0.1
47,270	(1)	Hologic, Inc.	2,386,662	0.2
32,556	(1)	Horizon Therapeutics Plc	886,500	0.1
3,408	(1),(2)	ICU Medical, Inc.	543,917	0.0
15,081	(1)	Idexx Laboratories, Inc.	4,100,976	0.3
31,541	(1)	Incyte Corp., Ltd.	2,341,288	0.2
10,530	(1),(2)	Insulet Corp.	1,736,713	0.1
12,567	(1)	Integra LifeSciences Holdings Corp.	754,900	0.1
22,705	(1),(2)	Ionis Pharmaceuticals, Inc.	1,360,257	0.1
31,878	(1)	IQVIA Holdings, Inc.	4,761,936	0.3
9,822	(1)	Jazz Pharmaceuticals PLC	1,258,591	0.1
17,419	(1)	Laboratory Corp. of America Holdings	2,926,392	0.2
8,355	(1)	Masimo Corp.	1,243,140	0.1
32,824		McKesson Corp.	4,485,728	0.3
10,683	(1)	Medidata Solutions, Inc.	977,494	0.1
14,493	(1)	Mednax, Inc.	327,832	0.0
4,341	(1)	Mettler Toledo International, Inc.	3,057,800	0.2
36,212	(1),(2)	Moderna, Inc.	576,495	0.0
11,056	(1)	Molina Healthcare, Inc.	1,213,064	0.1
91,291	(1)	Mylan NV	1,805,736	0.1
29,757	(1),(2)	Nektar Therapeutics	542,024	0.0
16,034	(1)	Neurocrine Biosciences, Inc.	1,444,824	0.1
5,577	(1),(2)	Penumbra, Inc.	750,051	0.1
19,566		PerkinElmer, Inc.	1,666,436	0.1
22,379	(2)	Perrigo Co. PLC	1,250,762	0.1
11,021	(1)	PRA Health Sciences, Inc.	1,093,614	0.1
9,191	(1),(2)	Premier, Inc.	265,804	0.0
39,252	(1)	QIAGEN NV	1,294,138	0.1
23,823		Quest Diagnostics, Inc.	2,549,776	0.2
25,198		Resmed, Inc.	3,404,502	0.2
8,947	(1),(2)	Sage Therapeutics, Inc.	1,255,175	0.1
12,519	(1),(2)	Sarepta Therapeutics, Inc.	942,931	0.1
20,387	(1)	Seattle Genetics, Inc.	1,741,050	0.1
14,872	(1)	STERIS Public Ltd. Co.	2,148,855	0.2
8,192		Teleflex, Inc.	2,783,232	0.2
7,660	(1)	United Therapeutics Corp.	610,885	0.0
14,060		Universal Health Services, Inc.	2,091,425	0.2
16,137	(1)	Varian Medical Systems, Inc.	1,921,755	0.1
22,993	(1)	Veeva Systems, Inc.	3,510,801	0.3
11,744	(1)	Waters Corp.	2,621,613	0.2
8,888	(1)	WellCare Health Plans, Inc.	2,303,503	0.2
12,979		West Pharmaceutical Services, Inc.	1,840,682	0.1
36,419		Zimmer Biomet Holdings, Inc.	4,999,236	0.4
			131,347,620	9.7

		Industrials: 13.5%
7,021		Acuity Brands, Inc.	946,361	0.1
20,268	(2)	ADT, Inc.	127,080	0.0
27,643	(1)	AECOM	1,038,271	0.1
11,277		AGCO Corp.	853,669	0.1
18,496		Air Lease Corp.	773,503	0.1
21,420		Alaska Air Group, Inc.	1,390,372	0.1
16,656		Allegion Public Ltd.	1,726,394	0.1
19,594		Allison Transmission Holdings, Inc.	921,898	0.1
1,571		AMERCO	612,753	0.0
70,755	(2)	American Airlines Group, Inc.	1,908,262	0.1
40,343		Ametek, Inc.	3,704,294	0.3
24,084		AO Smith Corp.	1,149,048	0.1
69,414		Arconic, Inc.	1,804,764	0.1
8,680		Armstrong World Industries, Inc.	839,356	0.1
16,856	(2)	BWX Technologies, Inc.	964,332	0.1
9,965		Carlisle Cos., Inc.	1,450,306	0.1
23,898	(2)	CH Robinson Worldwide, Inc.	2,026,072	0.1
14,855		Cintas Corp.	3,982,625	0.3
9,138	(1)	Clean Harbors, Inc.	705,454	0.0
16,452	(1),(2)	Colfax Corp.	478,095	0.0
5,557		Copa Holdings S.A.- Class A	548,754	0.0
35,059	(1)	Copart, Inc.	2,816,289	0.2
6,386	(1)	CoStar Group, Inc.	3,788,175	0.3
8,892		Crane Co.	716,962	0.1
27,302		Cummins, Inc.	4,441,216	0.3
7,545		Curtiss-Wright Corp.	976,097	0.1
22,649	(2)	Donaldson Co., Inc.	1,179,560	0.1
25,717		Dover Corp.	2,560,384	0.2
21,356		Equifax, Inc.	3,004,149	0.2
30,428		Expeditors International Washington, Inc.	2,260,496	0.2
101,489		Fastenal Co.	3,315,646	0.2
23,254	(2)	Flowserve Corp.	1,086,194	0.1
24,791		Fluor Corp.	474,252	0.0
52,429		Fortive Corp.	3,594,532	0.3
24,736		Fortune Brands Home & Security, Inc.	1,353,059	0.1
23,118	(1),(2)	Gardner Denver Holdings, Inc.	654,008	0.0
8,132	(1),(2)	Gates Industrial Corp. PLC	81,889	0.0
9,905	(1)	Genesee & Wyoming, Inc.	1,094,602	0.1
29,265		Graco, Inc.	1,347,361	0.1
10,866	(2)	GrafTech International Ltd.	139,085	0.0
30,263	(1)	HD Supply Holdings, Inc.	1,185,553	0.1
6,914		Heico Corp.	863,420	0.1
13,533		Heico Corp. - Class A	1,316,896	0.1
15,033		Hexcel Corp.	1,234,660	0.1
9,623		Hubbell, Inc.	1,264,462	0.1
7,211		Huntington Ingalls Industries, Inc.	1,527,218	0.1
23,541	(1)	IAA, Inc.	982,366	0.1
13,409		IDEX Corp.	2,197,467	0.2
70,284	(1)	IHS Markit Ltd.	4,700,594	0.3
42,751		Ingersoll-Rand PLC - Class A	5,267,351	0.4
15,559		ITT, Inc.	952,055	0.1

PORTFOLIO OF INVESTMENTS
Voya Russell™ Mid Cap Index Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
23,400		Jacobs Engineering Group, Inc.	$2,141,100	0.2
15,106	(2)	JB Hunt Transport Services, Inc.	1,671,479	0.1
52,448	(1)	JetBlue Airways Corp.	878,504	0.1
17,797		Kansas City Southern	2,367,179	0.2
23,546	(2)	KAR Auction Services, Inc.	578,054	0.0
10,528	(1)	Kirby Corp.	864,980	0.1
21,856	(2)	Knight-Swift Transportation Holdings, Inc.	793,373	0.1
39,244		L3Harris Technologies, Inc.	8,187,868	0.6
6,979	(2)	Landstar System, Inc.	785,696	0.1
6,220	(2)	Lennox International, Inc.	1,511,273	0.1
10,512	(2)	Lincoln Electric Holdings, Inc.	912,021	0.1
5,783	(1),(2)	Lyft, Inc.	236,178	0.0
13,016		Macquarie Infrastructure Co. LLC	513,742	0.0
10,566		Manpowergroup, Inc.	890,080	0.1
51,193		Masco Corp.	2,133,724	0.2
9,828	(1),(2)	Middleby Corp.	1,148,893	0.1
7,743	(2)	MSC Industrial Direct Co.	561,600	0.0
63,071		Nielsen Holdings PLC	1,340,259	0.1
10,160		Nordson Corp.	1,486,002	0.1
26,864		nVent Electric PLC	592,083	0.0
11,512		Old Dominion Freight Line	1,956,695	0.1
12,054		Oshkosh Corp.	913,693	0.1
19,051		Owens Corning, Inc.	1,204,023	0.1
60,218		Paccar, Inc.	4,215,862	0.3
22,723		Parker Hannifin Corp.	4,104,001	0.3
29,680		Pentair PLC	1,121,904	0.1
25,092		Quanta Services, Inc.	948,478	0.1
7,400		Regal Beloit Corp.	539,090	0.0
37,826		Republic Services, Inc.	3,273,840	0.2
21,815	(1)	Resideo Technologies, Inc.	313,045	0.0
20,551		Robert Half International, Inc.	1,143,869	0.1
20,688		Rockwell Automation, Inc.	3,409,382	0.2
25,123	(2)	Rollins, Inc.	855,941	0.1
9,221		Ryder System, Inc.	477,371	0.0
9,822		Schneider National, Inc.	213,334	0.0
28,205	(1)	Sensata Technologies Holding PLC	1,411,942	0.1
9,738		Snap-On, Inc.	1,524,387	0.1
18,260		Spirit Aerosystems Holdings, Inc.	1,501,702	0.1
26,892		Stanley Black & Decker, Inc.	3,883,474	0.3
15,831	(1),(2)	Stericycle, Inc.	806,273	0.1
6,349	(1)	Teledyne Technologies, Inc.	2,044,314	0.1
40,861		Textron, Inc.	2,000,555	0.1
11,905		Timken Co.	517,987	0.0
18,756	(2)	Toro Co.	1,374,815	0.1
8,734		TransDigm Group, Inc.	4,547,532	0.3
33,205		TransUnion	2,693,258	0.2
18,882	(2)	Trinity Industries, Inc.	371,598	0.0
41,738	(1)	United Airlines Holdings, Inc.	3,690,057	0.3
13,678	(1)	United Rentals, Inc.	1,704,826	0.1
27,985	(1),(2)	Univar Solutions, Inc.	580,969	0.0
3,803		Valmont Industries, Inc.	526,487	0.0
28,332		Verisk Analytics, Inc.	4,480,422	0.3
9,066	(1)	WABCO Holdings, Inc.	1,212,577	0.1
31,859	(2)	Wabtec Corp.	2,289,388	0.2
5,685	(2)	Watsco, Inc.	961,788	0.1
7,501	(1)	Wesco International, Inc.	358,323	0.0
9,761		Woodward, Inc.	1,052,529	0.1
7,770		WW Grainger, Inc.	2,308,855	0.2
16,253	(1),(2)	XPO Logistics, Inc.	1,163,227	0.1
31,783		Xylem, Inc.	2,530,562	0.2
			184,150,124	13.5

		Information Technology: 16.9%
9,888	(1),(2)	2U, Inc.	160,977	0.0
177,914	(1),(2)	Advanced Micro Devices, Inc.	5,157,727	0.4
28,526	(1)	Akamai Technologies, Inc.	2,606,706	0.2
7,147		Alliance Data Systems Corp.	915,745	0.1
8,062	(1)	Alteryx, Inc.	866,101	0.1
24,032		Amdocs Ltd.	1,588,756	0.1
51,773		Amphenol Corp.	4,996,094	0.4
14,861	(1)	Anaplan, Inc.	698,467	0.1
14,836	(1)	ANSYS, Inc.	3,284,097	0.2
10,524	(1)	Arista Networks, Inc.	2,514,394	0.2
14,627	(1)	Arrow Electronics, Inc.	1,090,882	0.1
12,232	(1)	Aspen Technology, Inc.	1,505,515	0.1
18,679	(1)	Atlassian Corp. PLC	2,343,094	0.2
8,158	(1)	Avalara, Inc.	548,952	0.0
18,217		Avnet, Inc.	810,383	0.1
25,487	(1)	Black Knight, Inc.	1,556,236	0.1
24,191		Booz Allen Hamilton Holding Corp.	1,718,045	0.1
20,182		Broadridge Financial Solutions, Inc. ADR	2,511,246	0.2
4,359	(1)	CACI International, Inc.	1,008,062	0.1
49,374	(1)	Cadence Design Systems, Inc.	3,262,634	0.2
21,579		CDK Global, Inc.	1,037,734	0.1
25,712		CDW Corp.	3,168,747	0.2
14,394	(1),(2)	Ceridian HCM Holding, Inc.	710,632	0.1
27,477	(1)	Ciena Corp.	1,077,923	0.1
22,267		Citrix Systems, Inc.	2,149,211	0.2
29,085		Cognex Corp.	1,428,946	0.1
4,257	(1)	Coherent, Inc.	654,386	0.0
33,863	(1),(2)	CommScope Holding Co., Inc.	398,229	0.0
14,262	(1)	CoreLogic, Inc.	659,903	0.0
137,110		Corning, Inc.	3,910,377	0.3
10,851	(1),(2)	Coupa Software, Inc.	1,405,964	0.1
18,655	(1),(2)	Cree, Inc.	914,095	0.1
65,383		Cypress Semiconductor Corp.	1,526,039	0.1
27,099	(1),(2)	DocuSign, Inc.	1,677,970	0.1
11,138		Dolby Laboratories, Inc.	719,960	0.1
37,528	(1)	Dropbox, Inc.	756,940	0.1
46,453		DXC Technology Co.	1,370,363	0.1
6,452	(1)	Dynatrace, Inc.	120,459	0.0

PORTFOLIO OF INVESTMENTS
Voya Russell™ Mid Cap Index Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
8,408	(1)	EchoStar Corp.	$333,125	0.0
7,862	(1)	Elastic NV	647,357	0.0
23,874		Entegris, Inc.	1,123,510	0.1
9,202	(1)	EPAM Systems, Inc.	1,677,709	0.1
8,866	(1)	Euronet Worldwide, Inc.	1,297,096	0.1
10,604	(1)	F5 Networks, Inc.	1,489,014	0.1
5,032	(1)	Fair Isaac Corp.	1,527,313	0.1
35,354	(1)	FireEye, Inc.	471,622	0.0
14,610	(1),(2)	First Solar, Inc.	847,526	0.1
100,216	(1)	Fiserv, Inc.	10,381,375	0.8
15,133	(1)	FleetCor Technologies, Inc.	4,339,842	0.3
23,932		Flir Systems, Inc.	1,258,584	0.1
25,408	(1)	Fortinet, Inc.	1,950,318	0.1
15,503	(1)	Gartner, Inc.	2,216,774	0.2
30,866		Genpact Ltd.	1,196,057	0.1
52,945		Global Payments, Inc.	8,418,255	0.6
31,198	(1)	GoDaddy, Inc.	2,058,444	0.2
14,474	(1),(2)	Guidewire Software, Inc.	1,525,270	0.1
238,017		Hewlett Packard Enterprise Co.	3,610,718	0.3
7,060	(1)	HubSpot, Inc.	1,070,367	0.1
6,293	(1),(2)	IPG Photonics Corp.	853,331	0.1
26,414		Jabil, Inc.	944,829	0.1
13,627		Jack Henry & Associates, Inc.	1,989,133	0.1
60,617		Juniper Networks, Inc.	1,500,271	0.1
33,288	(1)	Keysight Technologies, Inc.	3,237,258	0.2
28,294		KLA Corp.	4,511,478	0.3
25,635		Lam Research Corp.	5,924,505	0.4
24,155		Leidos Holdings, Inc.	2,074,431	0.2
4,244		Littelfuse, Inc.	752,504	0.1
8,702		LogMeIn, Inc.	617,494	0.0
11,415	(1),(2)	Manhattan Associates, Inc.	920,848	0.1
116,353		Marvell Technology Group Ltd.	2,905,334	0.2
48,165		Maxim Integrated Products	2,789,235	0.2
2,758	(1),(2)	Medallia, Inc.	75,652	0.0
41,268	(2)	Microchip Technology, Inc.	3,834,210	0.3
9,577		MKS Instruments, Inc.	883,766	0.1
7,417	(1)	MongoDB, Inc.	893,600	0.1
7,415		Monolithic Power Systems, Inc.	1,153,996	0.1
29,230		Motorola Solutions, Inc.	4,981,084	0.4
23,065		National Instruments Corp.	968,499	0.1
21,268	(1)	NCR Corp.	671,218	0.0
42,454		NetApp, Inc.	2,229,260	0.2
8,800	(1),(2)	New Relic, Inc.	540,760	0.0
50,705	(1)	Nuance Communications, Inc.	826,999	0.1
24,830	(1),(2)	Nutanix, Inc.	651,787	0.0
18,117	(1)	Okta, Inc.	1,783,800	0.1
72,348	(1)	ON Semiconductor Corp.	1,389,805	0.1
1,780	(1),(2)	PagerDuty, Inc.	50,285	0.0
16,646	(1)	Palo Alto Networks, Inc.	3,392,954	0.2
57,010		Paychex, Inc.	4,718,718	0.3
8,736	(1)	Paycom Software, Inc.	1,830,105	0.1
5,749	(1)	Paylocity Holding Corp.	560,987	0.0
6,759		Pegasystems, Inc.	459,950	0.0
11,042	(1),(2)	Pluralsight, Inc.	185,450	0.0
9,739	(1)	Proofpoint, Inc.	1,256,818	0.1
18,441	(1)	PTC, Inc.	1,257,307	0.1
40,546	(1)	Pure Storage, Inc. - Class A	686,849	0.1
20,870	(1)	Qorvo, Inc.	1,547,302	0.1
14,081	(1),(2)	RealPage, Inc.	885,132	0.1
12,664	(1)	RingCentral, Inc.	1,591,358	0.1
48,764		Sabre Corp.	1,092,070	0.1
30,605		Skyworks Solutions, Inc.	2,425,446	0.2
15,485	(1),(2)	Smartsheet, Inc.	557,925	0.0
7,963	(1),(2)	SolarWinds Corp.	146,917	0.0
26,629	(1)	Splunk, Inc.	3,138,494	0.2
60,217	(1),(2)	Square, Inc.	3,730,443	0.3
39,276		SS&C Technologies Holdings, Inc.	2,025,463	0.1
10,404		Switch, Inc.	162,510	0.0
102,755		Symantec Corp.	2,428,101	0.2
7,322		SYNNEX Corp.	826,654	0.1
26,453	(1)	Synopsys, Inc.	3,630,674	0.3
20,144	(1)	Teradata Corp.	624,464	0.0
30,306		Teradyne, Inc.	1,755,020	0.1
6,818	(1),(2)	Trade Desk, Inc./The	1,278,716	0.1
44,611	(1)	Trimble, Inc.	1,731,353	0.1
21,222	(1),(2)	Twilio, Inc.	2,333,571	0.2
6,691	(1)	Tyler Technologies, Inc.	1,756,387	0.1
2,672		Ubiquiti, Inc.	315,991	0.0
7,564	(2)	Universal Display Corp.	1,269,996	0.1
18,653	(1)	VeriSign, Inc.	3,518,515	0.3
19,357		Versum Materials, Inc.	1,024,566	0.1
9,868	(1),(2)	Viasat, Inc.	743,258	0.1
52,037	(2)	Western Digital Corp.	3,103,487	0.2
75,161	(2)	Western Union Co.	1,741,480	0.1
7,632	(1)	WEX, Inc.	1,542,198	0.1
32,535		Xerox Holdings Corp.	973,122	0.1
45,134		Xilinx, Inc.	4,328,351	0.3
9,488	(1)	Zebra Technologies Corp.	1,958,039	0.1
19,399	(1)	Zendesk, Inc.	1,413,799	0.1
10,899	(1),(2)	Zscaler, Inc.	515,087	0.0
			230,692,666	16.9

		Materials: 5.1%
18,663	(2)	Albemarle Corp.	1,297,452	0.1
32,955	(1)	Alcoa Corp.	661,407	0.0
11,354		Aptargroup, Inc.	1,344,881	0.1
3,276	(2)	Ardagh Group SA	51,368	0.0
10,672		Ashland Global Holdings, Inc.	822,278	0.1
14,948		Avery Dennison Corp.	1,697,644	0.1
36,612	(1)	Axalta Coating Systems Ltd.	1,103,852	0.1
58,654		Ball Corp.	4,270,598	0.3
23,381	(1)	Berry Global Group, Inc.	918,172	0.1
10,231		Cabot Corp.	463,669	0.0
21,895		Celanese Corp. - Series A	2,677,540	0.2
38,690		CF Industries Holdings, Inc.	1,903,548	0.1
28,979	(2)	Chemours Co.	432,946	0.0
133,214		Corteva, Inc.	3,729,992	0.3
23,088	(1)	Crown Holdings, Inc.	1,525,193	0.1
11,121		Domtar Corp.	398,243	0.0
7,401		Eagle Materials, Inc.	666,164	0.1
24,261		Eastman Chemical Co.	1,791,190	0.1

PORTFOLIO OF INVESTMENTS
Voya Russell™ Mid Cap Index Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: (continued)
40,076	(1),(2)	Element Solutions, Inc.	$407,974	0.0
23,312		FMC Corp.	2,043,996	0.2
257,172		Freeport-McMoRan, Inc.	2,461,136	0.2
52,165	(2)	Graphic Packaging Holding Co.	769,434	0.1
38,956		Huntsman Corp.	906,117	0.1
18,946	(2)	International Flavors & Fragrances, Inc.	2,324,485	0.2
69,716		International Paper Co.	2,915,523	0.2
11,079		Martin Marietta Materials, Inc.	3,036,754	0.2
62,435		Mosaic Co.	1,279,917	0.1
1,215	(2)	NewMarket Corp.	573,589	0.0
145,184		Newmont Goldcorp Corp.	5,505,377	0.4
54,100		Nucor Corp.	2,754,231	0.2
29,183		Olin Corp.	546,306	0.0
27,456		Owens-Illinois, Inc.	281,973	0.0
16,604		Packaging Corp. of America	1,761,684	0.1
11,548		Reliance Steel & Aluminum Co.	1,150,874	0.1
11,583		Royal Gold, Inc.	1,427,141	0.1
22,651		RPM International, Inc.	1,558,615	0.1
7,005	(2)	Scotts Miracle-Gro Co.	713,249	0.1
27,566		Sealed Air Corp.	1,144,265	0.1
13,787		Silgan Holdings, Inc.	414,093	0.0
17,601		Sonoco Products Co.	1,024,554	0.1
37,226		Steel Dynamics, Inc.	1,109,335	0.1
30,479	(2)	United States Steel Corp.	352,032	0.0
33,425		Valvoline, Inc.	736,353	0.1
23,319		Vulcan Materials Co.	3,526,766	0.3
6,262	(2)	Westlake Chemical Corp.	410,286	0.0
45,154		WestRock Co.	1,645,863	0.1
10,136		WR Grace & Co.	676,679	0.1
			69,214,738	5.1

		Real Estate: 10.0%
19,809	(2)	Alexandria Real Estate Equities, Inc.	3,051,378	0.2
24,241		American Campus Communities, Inc.	1,165,507	0.1
45,590		American Homes 4 Rent	1,180,325	0.1
33,970	(2)	Americold Realty Trust	1,259,268	0.1
26,200		Apartment Investment & Management Co.	1,366,068	0.1
37,238		Apple Hospitality REIT, Inc.	617,406	0.0
24,716		AvalonBay Communities, Inc.	5,322,096	0.4
27,444		Boston Properties, Inc.	3,558,389	0.3
30,899		Brandywine Realty Trust	468,120	0.0
52,633		Brixmor Property Group, Inc.	1,067,924	0.1
13,078		Brookfield Property REIT, Inc.	266,660	0.0
16,559		Camden Property Trust	1,838,215	0.1
59,400	(1)	CBRE Group, Inc.	3,148,794	0.2
84,742	(2)	Colony Capital, Inc.	510,147	0.0
20,641		Columbia Property Trust, Inc.	436,557	0.0
6,503	(2)	Coresite Realty Corp.	792,391	0.1
19,859		Corporate Office Properties Trust SBI MD	591,401	0.0
25,821		Cousins Properties, Inc.	970,611	0.1
34,064		CubeSmart	1,188,834	0.1
19,847		CyrusOne, Inc.	1,569,898	0.1
36,881	(2)	Digital Realty Trust, Inc.	4,787,523	0.4
29,411		Douglas Emmett, Inc.	1,259,673	0.1
63,770		Duke Realty Corp.	2,166,267	0.2
25,959		Empire State Realty Trust, Inc.	370,435	0.0
13,646		EPR Properties	1,048,832	0.1
21,344		Equity Commonwealth	731,032	0.1
15,375		Equity Lifestyle Properties, Inc.	2,054,100	0.1
64,937		Equity Residential	5,601,466	0.4
11,613		Essex Property Trust, Inc.	3,793,386	0.3
21,933		Extra Space Storage, Inc.	2,562,213	0.2
13,239		Federal Realty Investment Trust	1,802,357	0.1
35,885		Gaming and Leisure Properties, Inc.	1,372,242	0.1
87,272		HCP, Inc.	3,109,501	0.2
36,130		Healthcare Trust of America, Inc.	1,061,499	0.1
18,098		Highwoods Properties, Inc.	813,324	0.1
128,379		Host Hotels & Resorts, Inc.	2,219,673	0.2
7,104	(1)	Howard Hughes Corp.	920,678	0.1
26,933		Hudson Pacific Properties, Inc.	901,178	0.1
84,597		Invitation Homes, Inc.	2,504,917	0.2
50,553	(2)	Iron Mountain, Inc.	1,637,412	0.1
21,669		JBG SMITH Properties	849,642	0.1
9,100		Jones Lang LaSalle, Inc.	1,265,446	0.1
17,555		Kilroy Realty Corp.	1,367,359	0.1
71,597	(2)	Kimco Realty Corp.	1,494,945	0.1
15,088	(2)	Lamar Advertising Co.	1,236,160	0.1
27,619		Liberty Property Trust	1,417,683	0.1
8,230		Life Storage, Inc.	867,524	0.1
25,052		Macerich Co.	791,393	0.1
78,520		Medical Properties Trust, Inc.	1,535,851	0.1
20,150		Mid-America Apartment Communities, Inc.	2,619,702	0.2
28,745		National Retail Properties, Inc.	1,621,218	0.1
37,893		Omega Healthcare Investors, Inc.	1,583,549	0.1
25,023		Outfront Media, Inc.	695,139	0.0
35,709		Paramount Group, Inc.	476,715	0.0
42,293		Park Hotels & Resorts, Inc.	1,056,056	0.1
22,962		Rayonier, Inc.	647,528	0.0
56,501		Realty Income Corp.	4,332,497	0.3
29,502		Regency Centers Corp.	2,050,094	0.1
37,771		Retail Properties of America, Inc.	465,339	0.0
19,907		SBA Communications Corp.	4,800,573	0.4
28,874		Service Properties Trust	744,660	0.1
24,773		SITE Centers Corp.	374,320	0.0
14,567		SL Green Realty Corp.	1,190,852	0.1

PORTFOLIO OF INVESTMENTS
Voya Russell™ Mid Cap Index Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Real Estate: (continued)
15,886	(2)	Spirit Realty Capital, Inc.	$760,304	0.1
37,375		Store Capital Corp.	1,398,199	0.1
15,708		Sun Communities, Inc.	2,331,853	0.2
10,358		Taubman Centers, Inc.	422,917	0.0
51,472		UDR, Inc.	2,495,363	0.2
66,098		Ventas, Inc.	4,827,137	0.4
187,326		Vereit, Inc.	1,832,048	0.1
81,910	(2)	VICI Properties, Inc.	1,855,262	0.1
30,664		Vornado Realty Trust	1,952,377	0.1
21,455		Weingarten Realty Investors	624,984	0.0
71,948		Welltower, Inc.	6,522,086	0.5
132,210		Weyerhaeuser Co.	3,662,217	0.3
29,992		WP Carey, Inc.	2,684,284	0.2
			135,940,973	10.0

		Utilities: 7.1%
117,730		AES Corp.	1,923,708	0.1
42,122		Alliant Energy Corp.	2,271,639	0.2
43,476		Ameren Corp.	3,480,254	0.3
32,061		American Water Works Co., Inc.	3,982,938	0.3
38,293	(2)	Aqua America, Inc.	1,716,675	0.1
20,740		Atmos Energy Corp.	2,362,079	0.2
9,967	(2)	Avangrid, Inc.	520,776	0.0
89,144		Centerpoint Energy, Inc.	2,690,366	0.2
50,227		CMS Energy Corp.	3,212,017	0.2
59,089		Consolidated Edison, Inc.	5,582,138	0.4
32,423		DTE Energy Co.	4,310,962	0.3
62,162		Edison International	4,688,258	0.3
35,285		Entergy Corp.	4,141,048	0.3
41,738		Evergy, Inc.	2,778,081	0.2
57,510		Eversource Energy	4,915,380	0.4
94,318		FirstEnergy Corp.	4,548,957	0.3
19,203		Hawaiian Electric Industries	875,849	0.1
8,917		Idacorp, Inc.	1,004,678	0.1
34,876		MDU Resources Group, Inc.	983,154	0.1
14,507	(2)	National Fuel Gas Co.	680,668	0.1
66,156		NiSource, Inc.	1,979,387	0.2
44,765		NRG Energy, Inc.	1,772,694	0.1
35,444		OGE Energy Corp.	1,608,449	0.1
94,060	(1)	PG&E Corp.	940,600	0.1
19,896		Pinnacle West Capital Corp.	1,931,305	0.1
128,379		PPL Corp.	4,042,655	0.3
89,622		Public Service Enterprise Group, Inc.	5,563,734	0.4
48,762		Sempra Energy	7,197,759	0.5
36,968		UGI Corp.	1,858,381	0.1
75,172		Vistra Energy Corp.	2,009,348	0.2
56,011		WEC Energy Group, Inc.	5,326,646	0.4
91,378		Xcel Energy, Inc.	5,929,518	0.4
			96,830,101	7.1

	Total Common Stock (Cost $693,465,240)		1,342,817,247	98.7

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 11.5%
		Commercial Paper: 0.0%
400,000	(4)	Bank of Montreal, 2.210%, 11/20/2019 (Cost $398,806)	398,806	0.0

		Floating Rate Notes: 2.2%
1,100,000	(4)	Bank of America Corp., 2.130%, 11/12/2019	1,100,036	0.1
500,000	(4)	Bank of America Corp., 2.140%, 11/07/2019	500,019	0.0
1,525,000	(4)	Bedford Row Funding, 2.150%, 01/07/2020	1,524,914	0.1
300,000	(4)	BNP Paribas, 2.140%, 11/14/2019	299,992	0.0
875,000	(4)	Commonwealth Bank of Australia, 2.210%, 03/16/2020	874,936	0.1
600,000	(4)	Crédit Agricole Group, 2.170%, 11/07/2019	599,970	0.0
1,525,000	(4)	Credit Suisse Group AG, 2.000%, 01/16/2020	1,524,908	0.1
1,000,000	(4)	DNB ASA, 2.140%, 12/06/2019	999,928	0.1
400,000	(4)	DNB ASA, 2.180%, 11/04/2019	399,989	0.0
900,000	(4)	HSBC Holdings PLC, 2.170%, 11/08/2019	900,000	0.1
700,000	(4)	J.P. Morgan Securities LLC, 2.140%, 11/08/2019	699,978	0.0
600,000	(4)	Lloyds Bank PLC, 2.150%, 11/15/2019	599,992	0.0
700,000	(4)	Lloyds Bank PLC, 2.160%, 11/08/2019	699,993	0.1
1,000,000	(4)	Lloyds Bank PLC, 2.160%, 11/13/2019	999,989	0.1
400,000	(4)	Mitsubishi UFJ Financial Group, Inc., 2.160%, 11/07/2019	399,996	0.0
1,100,000	(4)	Mitsubishi UFJ Financial Group, Inc., 2.160%, 11/18/2019	1,099,996	0.1
1,100,000	(4)	Mizuho Financial Group Inc., 2.140%, 11/25/2019	1,099,989	0.1
1,100,000	(4)	Mizuho Financial Group Inc., 2.160%, 11/20/2019	1,100,001	0.1
300,000	(4)	Mizuho Financial Group Inc., 2.210%, 11/01/2019	300,001	0.0
375,000	(4)	Mizuho Financial Group Inc., 2.200%, 01/06/2020	374,936	0.0
1,100,000	(4)	National Australia Bank Ltd., 2.110%, 11/15/2019	1,099,930	0.1
700,000	(4)	National Bank Of Canada, 2.160%, 11/06/2019	699,980	0.1
700,000	(4)	Natixis S.A., 2.140%, 11/08/2019	699,978	0.1
300,000	(4)	Oversea-Chinese Banking Corp., Ltd., 2.190%, 11/01/2019	299,996	0.0

PORTFOLIO OF INVESTMENTS
Voya Russell™ Mid Cap Index Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Floating Rate Notes (continued)
1,050,000	(4)	Royal Bank Of Canada, 2.150%, 01/10/2020	$1,049,895	0.1
700,000	(4)	Skandinaviska Enskilda Banken AB, 2.140%, 11/08/2019	699,978	0.0
700,000	(4)	Skandinaviska Enskilda Banken AB, 2.140%, 11/13/2019	699,975	0.0
900,000	(4)	State Street Bank & Trust Co., 2.120%, 11/15/2019	899,943	0.1
500,000	(4)	Sumitomo Mitsui Trust Holdings, Inc., 2.190%, 10/01/2019	500,000	0.0
700,000	(4)	The Sumitomo Mitsui Financial Group, 2.160%, 11/08/2019	699,993	0.1
700,000	(4)	The Sumitomo Mitsui Financial Group, 2.160%, 11/18/2019	699,997	0.1
400,000	(4)	The Sumitomo Mitsui Financial Group, 2.190%, 11/05/2019	399,997	0.0
400,000	(4)	The Sumitomo Mitsui Financial Group, 2.210%, 11/01/2019	400,001	0.0
300,000	(4)	Svenska Handelsbanken AB, 2.220%, 03/04/2020	299,944	0.0
1,000,000	(4)	Toronto-Dominion Bank, 2.120%, 11/18/2019	999,948	0.1
1,325,000	(4)	Toronto-Dominion Bank, 2.140%, 12/10/2019	1,324,932	0.1
1,100,000	(4)	U.S. Bancorp, 2.120%, 11/25/2019	1,099,921	0.1
807,000	(4)	Wells Fargo & Co., 2.180%, 11/04/2019	806,979	0.1
			29,480,950	2.2

		Repurchase Agreements: 8.1%
10,930,279	(4)	BNP Paribas S.A., Repurchase Agreement dated 09/30/19, 2.35%, due 10/01/19 (Repurchase Amount $10,930,983, collateralized by various U.S. Government Securities, 0.000%-4.625%, Market Value plus accrued interest $11,148,885, due 11/15/19-02/15/49)	10,930,279	0.8
22,699,980	(4)	Daiwa Capital Markets, Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $22,701,454, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $23,153,980, due 11/21/19-10/01/49)	22,699,980	1.7
32,751,274	(4)	Guggenheim Securities LLC, Repurchase Agreement dated 09/30/19, 2.42%, due 10/01/19 (Repurchase Amount $32,753,445, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-5.000%, Market Value plus accrued interest $33,406,304, due 08/15/22-06/20/69)	32,751,274	2.4
32,751,274	(4)	MUFG Securities America Inc., Repurchase Agreement dated 09/30/19, 2.35%, due 10/01/19 (Repurchase Amount $32,753,383, collateralized by various U.S. Government Agency Obligations, 3.000%-5.500%, Market Value plus accrued interest $33,406,299, due 10/01/32-05/01/49)	32,751,274	2.4
10,847,727	(4)	State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/19, 2.52%, due 10/01/19 (Repurchase Amount $10,848,476, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $11,064,711, due 04/15/21-09/09/49)	10,847,727	0.8
			109,980,534	8.1

		Certificates of Deposit: 0.0%
800,000	(4)	The Norinchukin Bank, 2.250%, 11/08/2019 (Cost $800,114)	800,114	0.0

PORTFOLIO OF INVESTMENTS
Voya Russell™ Mid Cap Index Portfolio	as of September 30, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.2%
16,331,000	(5) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.840% (Cost $16,331,000)	$16,331,000	1.2

	Total Short-Term Investments (Cost $156,991,404)	156,991,404	11.5

	Total Investments in Securities (Cost $850,456,644)	$1,499,808,651	110.2
	Liabilities in Excess of Other Assets	(138,223,022)	(10.2)
	Net Assets	$1,361,585,629	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Investment in affiliate
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of September 30, 2019.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Common Stock*	$1,342,817,247	$–	$–	$1,342,817,247
Short-Term Investments	16,331,000	140,660,404	–	156,991,404
Total Investments, at fair value	$1,359,148,247	$140,660,404	$–	$1,499,808,651
Liabilities Table
Other Financial Instruments+
Futures	$(234,497)	$–	$–	$(234,497)
Total Liabilities	$(234,497)	$–	$–	$(234,497)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2019, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/18	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/19	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Financial, Inc.	$1,309,648	$-	$(219,528)	$261,897	$1,352,017	$4,425	$191,867	$-
	$1,309,648	$-	$(219,528)	$261,897	$1,352,017	$4,425	$191,867	$-

At September 30, 2019, the following futures contracts were outstanding for Voya Russell™ Mid Cap Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P Midcap 400® E-Mini	101	12/20/19	$19,573,800	$(234,497)
			$19,573,800	$(234,497)

PORTFOLIO OF INVESTMENTS
Voya Russell™ Mid Cap Index Portfolio	as of September 30, 2019 (Unaudited) (Continued)

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $859,513,703.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$709,533,399
Gross Unrealized Depreciation	(69,472,948)

Net Unrealized Appreciation	$640,060,451